UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  Mar 28, 2013
                                                ----------------------------


Check here if Amendment [ ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Horizon Investments, LLC/SC
Address:      Charlotte, NC 28277



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ben Johnson
Title:   Chief Compliance Officer
Phone:   704-544-2399

Signature, Place, and Date of Signing:

/s/ Ben Johnson                 Charlotte, NC             Mar 28, 2013
------------------         ---------------------    -----------------
   [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1
                                                    ----

Form 13F Information Table Entry Total:             69
                                                    ----

Form 13F Information Table Value Total:             272908.0
                                                    ------------
                                                   (thousands)




List of Other Included Managers:
No.     Form 13F File Number        Name
01      Unknown                     Founders Financial Securities, LLC

                              TITLE OF              VALUE      SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP     (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

ARMOUR RESIDENTIAL REIT INC     COM     042315101   110.0       16883     SH      SOLE    NONE    0         0         16883
AUTOMATIC DATA PROCESSING IN    COM     053015103   440.0       6772      SH      SOLE    NONE    0         0         6772
BANK MONTREAL QUE               COM     063671101   415.0       6594      SH      SOLE    NONE    0         0         6594
BAXTER INTL INC                 COM     071813109   435.0       5995      SH      SOLE    NONE    0         0         5995
CSX CORP                        COM     126408103   220.0       8935      SH      SOLE    NONE    0         0         8935
CYS INVTS INC                   COM     12673A108   119.0       10119     SH      SOLE    NONE    0         0         10119
CALLON PETE CO DEL              COM     13123X102   40.0        10837     SH      SOLE    NONE    0         0         10837
CHEVRON CORP NEW                COM     166764100   426.0       3585      SH      SOLE    NONE    0         0         3585
EMERSON ELEC CO                 COM     291011104   410.0       7339      SH      SOLE    NONE    0         0         7339
GLAXOSMITHKLINE PLC SPONSORED   COM     37733W105   431.0       9179      SH      SOLE    NONE    0         0         9179
ISHARES TR DJ SEL DIV INX       COM     464287168   28901.0     455848    SH      SOLE    NONE    200953    0         254895
ISHARES TR CORE SP500 ETF       COM     464287200   1031.0      6555      SH      SOLE    NONE    0         0         6555
ISHARES TR CORE TOTUSBD ETF     COM     464287226   13020.0     117586    SH      SOLE    NONE    0         0         117586
ISHARES TR SP 500 VALUE         COM     464287408   426.0       5769      SH      SOLE    NONE    0         0         5769
ISHARES TR BARCLYS 1-3 YR       COM     464287457   16233.0     192174    SH      SOLE    NONE    0         0         192174
ISHARES TR RUSSELL MCP VL       COM     464287473   673.0       11803     SH      SOLE    NONE    0         0         11803
ISHARES TR RUSSELL MIDCAP       COM     464287499   1178.0      9258      SH      SOLE    NONE    0         0         9258
ISHARES TR CORE SP MCP ETF      COM     464287507   470.0       4085      SH      SOLE    NONE    0         0         4085
ISHARES TR RUSSELL1000VAL       COM     464287598   3319.0      40888     SH      SOLE    NONE    0         0         40888
ISHARES TR RUSSELL1000GRW       COM     464287614   3203.0      44872     SH      SOLE    NONE    0         0         44872
ISHARES TR DJ US REAL EST       COM     464287739   231.0       3331      SH      SOLE    NONE    0         0         3331
ISHARES TR DJ US ENERGY         COM     464287796   9797.0      217086    SH      SOLE    NONE    93459     0         123627
ISHARES TR MSCI ACJPN IDX       COM     464288182   404.0       6833      SH      SOLE    NONE    0         0         6833
ISHARES TR SP NTL AMTFREE       COM     464288414   324.0       2938      SH      SOLE    NONE    0         0         2938
NORFOLK SOUTHERN CORP           COM     655844108   214.0       2771      SH      SOLE    NONE    0         0         2771
PEPSICO INC                     COM     713448108   435.0       5501      SH      SOLE    NONE    0         0         5501
POWERSHARES ETF TRUST II SENIO  COM     73936Q769   12152.0     484147    SH      SOLE    NONE    0         0         484147
PRAXAIR INC                     COM     74005P104   409.0       3665      SH      SOLE    NONE    0         0         3665
PROSHARES TR PSHS ULTSH 20YRS   COM     74347B201   371.0       5641      SH      SOLE    NONE    0         0         5641
PROSHARES TR PSHS ULSHT SP500   COM     74347B300   206.0       4683      SH      SOLE    NONE    0         0         4683
PULSE ELECTRONICS CORP          COM     74586W106   27.0        66437     SH      SOLE    NONE    0         0         66437
SPDR SP 500 ETF TR TR UNIT      COM     78462F103   61362.0     391665    SH      SOLE    NONE    173346    0         218319
SPDR GOLD TRUST GOLD SHS        COM     78463V107   205.0       1329      SH      SOLE    NONE    0         0         1329
SPDR DOW JONES INDL AVRG ETF U  COM     78467X109   46122.0     317382    SH      SOLE    NONE    139901    0         177481
SELECT SECTOR SPDR TR SBI HEAL  COM     81369Y209   23182.0     504496    SH      SOLE    NONE    222216    0         282280
SELECT SECTOR SPDR TR SBI CONS  COM     81369Y308   209.0       5251      SH      SOLE    NONE    0         0         5251
SELECT SECTOR SPDR TR SBI INT-  COM     81369Y886   23754.0     607510    SH      SOLE    NONE    261651    0         345859
SPARTAN MTRS INC                COM     846819100   61.0        11514     SH      SOLE    NONE    0         0         11514
TAIWAN SEMICONDUCTOR MFG LTD S  COM     874039100   391.0       22740     SH      SOLE    NONE    0         0         22740
TARGET CORP                     COM     87612E106   446.0       6510      SH      SOLE    NONE    0         0         6510
VALLEY NATL BANCORP             COM     919794107   128.0       12488     SH      SOLE    NONE    0         0         12488
WALGREEN CO                     COM     931422109   478.0       10016     SH      SOLE    NONE    0         0         10016
FIRST TR EXCHANGE TRADED FD DJ  COM     33733E302   799.0       18521     SH      SHARED  01      0         0         18521
FIRST TR SP REIT INDEX FD       COM     33734G108   786.0       41129     SH      SHARED  01      0         0         41129
FIRST TR EXCHANGE TRADED FD CO  COM     33734X101   839.0       32652     SH      SHARED  01      0         0         32652
FIRST TR EXCHANGE TRADED FD CO  COM     33734X119   853.0       27894     SH      SHARED  01      0         0         27894
FIRST TR EXCHANGE TRADED FD HL  COM     33734X143   846.0       22179     SH      SHARED  01      0         0         22179
ISHARES INC MSCI THAI CAPPED    COM     464286624   372.0       4082      SH      SHARED  01      0         0         4082
ISHARES INC MSCI TURKEY FD      COM     464286715   383.0       5384      SH      SHARED  01      0         0         5384
ISHARES INC MSCI MEXICO CAP     COM     464286822   346.0       4641      SH      SHARED  01      0         0         4641
ISHARES TR BARCLYS TIPS BD      COM     464287176   1011.0      8335      SH      SHARED  01      0         0         8335
ISHARES TR IBOXX INV CPBD       COM     464287242   1656.0      13815     SH      SHARED  01      0         0         13815
ISHARES TR SP GBL FIN           COM     464287333   347.0       7155      SH      SHARED  01      0         0         7155
ISHARES TR MSCI EAFE INDEX      COM     464287465   1392.0      23602     SH      SHARED  01      0         0         23602
ISHARES TR RUSSELL1000GRW       COM     464287614   714.0       10010     SH      SHARED  01      0         0         10010
ISHARES TR DJ US INDEX FD       COM     464287846   374.0       4727      SH      SHARED  01      0         0         4727
ISHARES TR JPMORGAN USD         COM     464288281   530.0       4508      SH      SHARED  01      0         0         4508
ISHARES TR PHILL INVSTMRK       COM     46429B408   363.0       8827      SH      SHARED  01      0         0         8827
POWERSHS DB MULTI SECT M PS DB  COM     73936B408   419.0       16190     SH      SHARED  01      0         0         16190


POWERSHS DB MULTI SECT M DB GO  COM     73936B606   453.0       8319      SH      SHARED  01      0         0         8319
POWERSHARES ETF TRUST II INTL   COM     73936Q835   685.0       24000     SH      SHARED  01      0         0         24000
SPDR SP 500 ETF TR TR UNIT      COM     78462F103   1090.0      6958      SH      SHARED  01      0         0         6958
SPDR SERIES TRUST BRC HGH YLD   COM     78464A417   682.0       16588     SH      SHARED  01      0         0         16588
SPDR SERIES TRUST BRCLYS INTL   COM     78464A516   925.0       15809     SH      SHARED  01      0         0         15809
VANGUARD BD INDEX FD INC INTER  COM     921937819   2147.0      24390     SH      SHARED  01      0         0         24390
VANGUARD INTL EQUITY INDEX F F  COM     922042858   670.0       15613     SH      SHARED  01      0         0         15613
VANGUARD INDEX FDS MID CAP ETF  COM     922908629   584.0       6285      SH      SHARED  01      0         0         6285
VANGUARD INDEX FDS VALUE ETF    COM     922908744   867.0       13232     SH      SHARED  01      0         0         13232
VANGUARD INDEX FDS SMALL CP ET  COM     922908751   367.0       4025      SH      SHARED  01      0         0         4025